COMMITMENTS AND CONTINGENT LIABILITIES (Details Textual) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Percentage Of Net Consolidated Consulting Services Revenue	0.35%
Contingent Liability Royalties	$ 7,911
Maximum [Member]
Percentage Of Total Net Consolidated License And Maintenance Revenue	3.50%
Percentage Of Royalties To Be Paid Against Grants Received	150.00%
Minimum [Member]
Percentage Of Total Net Consolidated License And Maintenance Revenue	3.00%
Percentage Of Royalties To Be Paid Against Grants Received	100.00%
Property Lease Guarantee [Member]
Property Lease Guarantee Provided	2,004
Performance Guarantee [Member]
Amount Of Bank Guarantee Provided	$ 83